Provision for post-employment benefits - Movement in Pension Plan Assets (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of net defined benefit (liability) asset
Fair value of plan assets at beginning of year		£ (184.3)	£ (206.3)
Employer contributions		(37.1)	(44.9)		£ (68.2)
Administrative expenses		(1.9)	(2.2)	[1]	(2.4)	[1]
Fair value of plan assets at end of year		(159.0)	(184.3)		(206.3)
Plan assets [member]
Disclosure of net defined benefit (liability) asset
Fair value of plan assets at beginning of year		840.6	930.0		934.2
Interest income on plan assets		22.4	26.3		26.6
Return on plan assets (excluding interest income)		16.7	(43.9)		13.4
Employer contributions		37.1	44.9		68.2
Benefits paid	[2]	(140.8)	(75.6)		(79.7)
(Loss)/gain due to exchange rate movements		(15.7)	23.0		(28.7)
Settlement payments	[3]	(47.4)	(70.4)		(1.2)
Administrative expenses		(2.1)	(3.4)		(3.1)
Transfer to disposal group classified as held for sale		(111.1)
Other	[4]	8.8	9.7		0.3
Fair value of plan assets at end of year		608.5	840.6		930.0
Actual return on plan assets		£ 39.1	£ (17.6)		£ 40.0

[1]	Prior year figures have been re-presented in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations, as described in the accounting policies.
[2]	In 2019, there was an amendment to a US defined benefit plan that allowed certain participants to receive immediate lump sum pay-outs, which totalled £69.7 million.
[3]	In 2019 and 2018, the Group completed the transfer of the defined benefit obligations for certain UK plans to an insurer resulting in £47.1 million and £70.4 million, respectively, in settlement payments.
[4]	Other includes acquisitions, disposals, plan participants’ contributions and reclassifications. The reclassifications represent certain of the Group’s defined benefit plans which are included in this note for the first time in the periods presented.